Restructuring and Other Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	$ 253
Cost of Sales [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	119
Selling, General and Administrative Expenses [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	134
Current Year Actions [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	176
Restructuring Reserve	85
Net pre-tax restructuring costs (reversals)	176
Utilization and foreign exchange	91
Expected Costs	298
Remaining Costs	122
Current Year Actions [Member] | Cost of Sales [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	70
Current Year Actions [Member] | Selling, General and Administrative Expenses [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	106
Current Year Actions [Member] | Severance [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve	84
Net pre-tax restructuring costs (reversals)	160
Utilization and foreign exchange	76
Current Year Actions [Member] | Facility Exit, Lease Termination and Other Costs
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve	1
Net pre-tax restructuring costs (reversals)	16
Utilization and foreign exchange	15
Prior Year Actions [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	57
Restructuring Reserve	84	$ 109
Net pre-tax restructuring costs (reversals)	57	242
Utilization and foreign exchange	82
Expected Costs	333
Remaining Costs	34
Prior Year Actions [Member] | Cost of Sales [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	22
Prior Year Actions [Member] | Selling, General and Administrative Expenses [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	35
Prior Year Actions [Member] | Severance [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	34
Restructuring Reserve	32	63
Utilization and foreign exchange	65
Prior Year Actions [Member] | Facility Exit, Lease Termination and Other Costs
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	23
Restructuring Reserve	52	46
Utilization and foreign exchange	17
Two Years Prior Actions [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	20
Restructuring Reserve	43
Otis [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	50
Otis [Member] | Current Year Actions [Member]
Restructuring Cost and Reserve [Line Items]
Net pre-tax restructuring costs (reversals)	43
Expected Costs	79
Remaining Costs	36
Otis [Member] | Prior Year Actions [Member]
Restructuring Cost and Reserve [Line Items]
Net pre-tax restructuring costs (reversals)	5	48
Expected Costs	57
Remaining Costs	4
UTC Climate, Controls and Security [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	111
UTC Climate, Controls and Security [Member] | Current Year Actions [Member]
Restructuring Cost and Reserve [Line Items]
Net pre-tax restructuring costs (reversals)	76
Expected Costs	87
Remaining Costs	11
UTC Climate, Controls and Security [Member] | Prior Year Actions [Member]
Restructuring Cost and Reserve [Line Items]
Net pre-tax restructuring costs (reversals)	21	45
Expected Costs	79
Remaining Costs	13
Pratt and Whitney [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	5
Pratt and Whitney [Member] | Current Year Actions [Member]
Restructuring Cost and Reserve [Line Items]
Net pre-tax restructuring costs (reversals)	7
Expected Costs	7
Remaining Costs	0
Pratt and Whitney [Member] | Prior Year Actions [Member]
Restructuring Cost and Reserve [Line Items]
Net pre-tax restructuring costs (reversals)	0	118
Expected Costs	118
Remaining Costs	0
UTC Aerospace Systems [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	80
UTC Aerospace Systems [Member] | Current Year Actions [Member]
Restructuring Cost and Reserve [Line Items]
Net pre-tax restructuring costs (reversals)	43
Expected Costs	118
Remaining Costs	75
UTC Aerospace Systems [Member] | Prior Year Actions [Member]
Restructuring Cost and Reserve [Line Items]
Net pre-tax restructuring costs (reversals)	31	$ 31
Expected Costs	79
Remaining Costs	17
Eliminations and other [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	7
Eliminations and other [Member] | Current Year Actions [Member]
Restructuring Cost and Reserve [Line Items]
Net pre-tax restructuring costs (reversals)	(7)
Expected Costs	7
Remaining Costs	$ 0